Contract Balances (Schedule of Contract Assets and Contract Liabilities) (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Contract assets	$ 756,800
Contract liabilities	$ 1,220,761	$ 463,961